Other Non-Financial Assets And Liabilities	12 Months Ended
Dec. 31, 2019
Other Non-Financial Assets And Liabilities
OTHER NON-FINANCIAL ASSETS AND LIABILITIES

10.  OTHER NON-FINANCIAL ASSETS AND LIABILITIES

a)	The detail of other non-financial assets as of December 31, 2019 and 2018, is as follows:

	Balance as of
	Current		Non-Current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Other non-financial assets	ThUS$	ThUS$	ThUS$	ThUS$
VAT Tax Credit and Other Taxes	57,124	41,606	141,807	113,441
Contributions fund to Enel Distribución Goiás (1)	3,357	43,619	234,947	328,714
Ongoing services provided by third parties	10,929	37,001	—	—
Ongoing I & D and Energy Efficiency service	94,672	57,564	—	—
Judicial Deposits	—	—	340,477	278,261
Assets under construction IFRIC 12 (2)	—	—	358,289	385,171
Recoverable taxes - Pis/Cofins (3)	169,404	—	1,435,282	—
Prepaid expenses	18,193	32,255	—	—
Other	132,483	95,687	225,088	35,121
Total	486,162	307,732	2,735,890	1,140,708

(1) Through Law 17,555 of January 20, 2012, the state of Goiás in Brazil created the Contribution Fund for Enel Distribución Goiás (hereinafter Fundo de Aporte à CELG D - FUNAC), regulated by decree No. 7,732, dated September 28, 2012, with the purpose of collecting and allocating financial resources for reimbursement to Enel Distribución Goiás of the payments of contingencies of any nature which had  taken place up  until the transfer of equity control to Eletrobrás, which occurred during January 2015, according to the terms of the agreement between the shareholders and the management, as well as FUNAC’s cooperation terms. The resources of the aforementioned fund depend on the contributions made by the government of the Goiás state and the credits received for lawsuits won by Enel Distribución Goiás, which occurred during January 2015, which are reimbursed to the respective fund.

During 2019, the State of Goiás enacted a law, which limits the period of coverage of Law 17,555, from January 2015 to April 2012. The Group is taking all appropriate measures to maintain the rights acquired at the time of the purchase of Enel Distribuição Goiás, which are guaranteed by the State of Goiás itself, as established in the purchase and sale agreement signed on February 14, 2017. The appeals presented by the Group argue that the right to the guarantee is legal and contractual, given that the actions of the State of Goiás are clearly illegal, and the possibility that the legal actions will not result in a favorable ruling for the Company are considered remote. (see Note 34.3.b.20).

That said, considering that the outcome is uncertain, at the end of the year 2019 a provision of ThUS$110,774 was recognized, which corresponds to the amount of accounts receivable generated between the period April 2012 and January 2015.

(2) Corresponds to assets under construction referring to concessions of the subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goiás S.A. and Enel Distribución Sao Paulo S.A.

(3) In March 2017, the Federal Supreme Court of Brazil (STF) resolved a matter of general applicability, related to the calculation of PIS and COFINS taxes. The STF confirmed the view that the ICMS tax should not be part of the base for calculation of PIS and COFINS taxes; however, the  Brazilian federal government filed an appeal, in order to determine the temporary effects and make some clarifications.

Enel Brasil’s subsidiaries in Brazil that were affected by the STF decision filed legal actions to apply this ruling to them in the respective Federal Regional Courts. During 2019, Enel Distribución Sao Paulo and Enel Distribución Ceará were notified of the final judgments issued by their respective Federal Regional Courts, recognizing their right to deduct the ICMS applied to their own operations from the base for calculation of PIS and COFINS taxes (for the periods between December 2003 and December 2014 for Enel Distribución Sao Paulo and May 2001 onwards for Enel Distribución Ceará).

Considering various internal analyses and the advice of legal advisors, as well as the best available estimates, Enel Distribución Sao Paulo and Enel Distribución Ceará recognized assets amounting US$ 1,244 million and US$ 360 million, respectively, in assets at the end of the first half of 2019. As the overpayment of PIS and COFINS taxes was passed on to end-customers at the time, simultaneously with the recognition of these taxes to be recovered, Enel Brasil’s subsidiaries have recognized a liability of a regulatory nature for the same amounts indicated above, net of any costs incurred or to be incurred by the companies in these legal proceedings. These liabilities represent the obligation to refund to the end-customers the taxes that are recovered.

The Group will adopt tax credit recovery procedures in accordance with legal requirements. The transfer to end-customers will depend on the effective use of the tax credit by the companies and will be carried out in accordance with the regulations of the Brazilian Electricity Regulatory Agency (ANEEL), and is anticipated to occur 52 months in the case of Enel Distribución Sao Paulo and 45 months in the case of Enel Distribución Ceará.

For Enel Distribución Sao Paulo, resolution of the court action covering the period from January 2015 onwards is still pending, which is why the billing system including ICMS in the base for calculation of PIS and COFINS taxes will not be changed until a final favorable ruling is issued. The legal actions filed by its subsidiaries Enel Distribución Rio and Enel Distribución Goias are also still pendinga final ruling by their respective Federal Regional Courts.

It is important to note that the PIS and the COFINS are federal contributions paid by companies in Brazil intended to finance programs for employees, public health, social assistance and social securityand are applied to the gross income of the companies. The “tax on movement of goods and services” (ICMS) is a state value-added tax (VAT) in Brazil, applied to the sale of telecommunications and transportation goods and services. (See Note 23 and 34.3.b.25)

b)	The detail of other non-financial liabilities as of December 31, 2019 and 2018, is as follows:

	Balance as of
Other non-financial liabilities	Current		Non-Current
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
	ThUS$	ThUS$	ThUS$	ThUS$

VAT Tax Payable and Other Taxes	286,816	256,581	57,009	67,966
Other	33,939	13,539	54,259	37,257

Total	320,755	270,120	111,268	105,223